Related Party Transactions (Details) - Schedule of cost of revenues from related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of cost of revenues from related parties [Line Items]
Total	$ 5,785,045
Yuebiao Li [Member]
Related Party Transactions (Details) - Schedule of cost of revenues from related parties [Line Items]
Total	2,297,900
Jincai [Member]
Related Party Transactions (Details) - Schedule of cost of revenues from related parties [Line Items]
Total	$ 3,487,145